SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
7.	SHARE-BASED COMPENSATION PLAN

In 2011, the Board of Directors decided to establish an incentive plan and the Company has amended its 2011 Equity Incentive Plan (the “Plan”) in 2015 and 2019. As of December 31, 2021, the Plan includes awards of 537,665 common shares and 1,000,000 stock options.

Common Shares Award

The 537,665 common shares are pursuant to a vesting schedule and the shares are forfeited if the grantee leaves the Company before the shares are vested. The holders of the shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period.
All shares under this program have been granted and allocated to Board of Directors, management and employees of the Company in prior periods. As of December 31, 2020, there were a remaining 4,500 unvested common shares that vested in January 2021. As of December 31, 2021, there was no unvested shares remaining.

The Company held 42,000 common shares from forfeitures as treasury shares as of December 31, 2020. These shares have been granted to employees in 2021 and the Company held no treasury shares as of December 31, 2021.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to common shares under the plan was $0.1 million, $0.1 million, and $0.1 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

Stock Option Award

The Board of Directors approved an additional 1,000,000 stock options for issuance in 2019.

In 2019, the Company granted 755,000 and 234,000 options with vesting over a period of two and three years, respectively, with an exercise price of $4.70 per share. The stock options were allocated amongst management and employees of the Company. No further stock options have been granted in 2020 or 2021. In October 2021, the vesting period for 755,000 stock options were prolonged with 12 months and all outstanding options do expire in October 2022. The amendment of the vesting period resulted in an additional compensation cost of $0.1 million to be expensed over the remaining vesting period.

The Company used the Black-Scholes option pricing model to measure the grant date fair value of the options with the following assumptions applied to the model;

	Options with two year vesting	Options with three year vesting
Volatility	57.5%	52.5%
Dividend yield	10.0%	10.0%
Risk-free interest rate	1.64%	1.65%
Weighted-average grant date fair value	$0.59	$0.58

The expected volatility was based on historical volatility observed from historical company-specific data during the two years prior to the grant date.

The compensation expense related to the stock option awards was $0.2 million, $0.3 million and $0.1 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively, and the remaining unrecognized cost as of December 31, 2021, related to non-vested stock options was $0.1 million with a remaining average remaining vesting period of 0.8 years. No forfeitures have occurred and no stock options were exercisable as of December 31, 2021.